Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Tables)	6 Months Ended
Jun. 30, 2022
Expenses by nature [abstract]
Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

	30 June 2022	30 June 2021
	£m	£m
Staff costs	556	577
Other administration expenses	458	431
Depreciation, amortisation and impairment	158	320
	1,172	1,328